EQUITY - Other Comprehensive Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans	€ (463)	€ 34	€ (2,078)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(463)	34	(2,078)
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	(56,855)	59,666	(24,327)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(7,275)	(19,557)	22,055
Gains/(Losses) on cash flow hedging instruments	(64,130)	40,109	(2,272)
Exchange differences on translating foreign operations	14,229	(11,731)	2,652
Total items that may be reclassified to the consolidated income statement in subsequent periods	(49,901)	28,378	380
Total other comprehensive income/(loss)	(50,364)	28,412	(1,698)
Related tax impact	18,070	(11,290)	1,066
Total other comprehensive (loss)/income, net of tax	(32,294)	17,122	(632)
FFS
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans	€ 83	€ 4	€ (3)
Items that may be reclassified to the consolidated income statement in subsequent periods:
Ownership interest (percent)		49.90%